Drilling rigs (Details) (Drilling rigs [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Drilling rigs [Member]
Drilling units [Line Items]
Cost	$ 5,790.5	$ 3,899.0
Accumulated depreciation	(649.4)	(450.7)
Net book value	5,141.1	3,448.3
Depreciation and amortization expense	$ 198.7	$ 141.2	$ 114.0